Deferred compensation plans - Activity Related to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2016 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	48,119,533
Outstanding (number of units), Granted	19,285,618
Outstanding (number of units), Vested	(25,903,638)
Outstanding (number of units), Forfeited	(2,919,491)
Outstanding (number of units), Ending	38,582,022
Stock price
Stock price, Beginning | ¥ / shares	¥ 693
Stock price, Granted | ¥ / shares	779	[1]
Stock price, Vested | ¥ / shares	767	[2]
Stock price, Ending | ¥ / shares	¥ 498	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	41,181,078
Outstanding (number of units), Granted	20,691,298
Outstanding (number of units), Vested	(30,622,912)
Outstanding (number of units), Forfeited	(1,738,806)
Outstanding (number of units), Ending	29,510,658
Stock price
Stock price, Beginning | ¥ / shares	¥ 524
Stock price, Granted | ¥ / shares	826	[1]
Stock price, Vested | ¥ / shares	600	[2]
Stock price, Ending | ¥ / shares	¥ 586	[3]

[1]	Weighted-average price of the Company's common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2016.